Capital Structure, Common Stock - Equity Offerings in 2021 (Details) - USD ($) $ / shares in Units, $ in Thousands											1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 19, 2021	Mar. 24, 2021	Feb. 19, 2021	Sep. 01, 2020	Aug. 20, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	Apr. 02, 2020	Oct. 31, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 26, 2021	Jan. 08, 2021	May 13, 2019
Common Stock [Abstract]
Shares issued (in shares)	7,986,913	955,730	44,150,000	2,582,142		2,709,375	2,684,375	3,171,875	3,125,000		2,000,000		2,263,421	1,129,226
Sales price (in dollars per share)			$ 1.70			$ 1.92	$ 1.92	$ 1.92	$ 2.16				$ 0.70		$ 0.70	$ 0.70	$ 3.40
Gross proceeds			$ 75,055	$ 1,782	$ 25,000	$ 5,202	$ 5,154	$ 6,090	$ 6,750	$ 6,899	$ 20	$ 73,750	$ 4,100
Net proceeds			$ 69,971									$ 71,835